PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Changes in equity [abstract]
Beginning balance	$ 29,853		$ 34,016		$ 25,554
Unit issuance	49	[1]	11	[2]	763	[3],[4]
Units repurchased and cancelled	(58)	[1]			(25)	[3]
Ending balance	$ 35,540		29,853		34,016
BIPC At The Market Program
Changes in equity [abstract]
Units repurchased and cancelled (in shares)	(833,272)
Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Beginning balance	$ 1,926		2,190		2,263
Ending balance	$ 2,017		$ 1,926		$ 2,190
Partners' capital
Changes in equity [abstract]
Units repurchased and cancelled (in shares)	(2,000,000)		0		(1,000,000)
Partners' capital | Special General Partner
Changes in equity [abstract]
Beginning balance	$ 19		$ 19		$ 19
Opening balance (in shares)	2,400,631		2,400,631		2,400,631
Ending balance	$ 19		$ 19		$ 19
Ending balance (in shares)	2,400,631		2,400,631		2,400,631
Partners' capital | Limited Partners 1
Changes in equity [abstract]
Beginning balance	$ 6,210		$ 6,196		$ 6,092
Opening balance (in shares)	461,855,350		461,343,972		458,380,315
Conversion from RPU to LP	$ 0		$ 0		$ 100
Conversion from RPU to LP (in shares)	0		0		3,287,267
Unit issuance	$ 11		$ 11		$ 12
Unit issuance (in shares)	330,047		343,347		416,225
Units repurchased and cancelled	$ (25)		$ 0		$ (12)
Units repurchased and cancelled (in shares)	(1,877,183)		0		(908,674)
Conversions	$ 3		$ 3		$ 4
Conversions (in shares)	180,574		168,031		168,839
Ending balance	$ 6,199		$ 6,210		$ 6,196
Ending balance (in shares)	460,488,788		461,855,350		461,343,972
Partners' capital | Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Beginning balance	$ 2,628		$ 2,628		$ 2,728
Opening balance (in shares)	190,299,956		190,299,956		193,587,223
Conversion from RPU to LP	$ 0		$ 0		$ 100
Conversion from RPU to LP (in shares)	0		0		3,287,267
Ending balance	$ 2,628		$ 2,628		$ 2,628
Ending balance (in shares)	190,299,956		190,299,956		190,299,956
Partners' capital | Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares
Changes in equity [abstract]
Beginning balance	$ 2,514		$ 2,512		$ 1,757
Opening balance (in shares)	132,051,909		131,872,066		110,567,671
Unit issuance	$ 38		$ 0		$ 0
Unit issuance (in shares)	833,272		0		0
Conversions	$ 2		$ 2		$ 4
Conversions (in shares)	109,775		179,843		209,954
Ending balance	$ 2,554		$ 2,514		$ 2,512
Ending balance (in shares)	132,994,956		132,051,909		131,872,066
Partners' capital | Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | BIPC Exchangeable Share
Changes in equity [abstract]
Opening balance (in shares)	119,039,120
Ending balance (in shares)	119,982,167		119,039,120
Partners' capital | Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Class A.2 Exchangeable Shares
Changes in equity [abstract]
Opening balance (in shares)	13,012,789
Ending balance (in shares)	13,012,789		13,012,789
Partners' capital | Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Triton International Limited
Changes in equity [abstract]
Unit issuance	$ 0		$ 0		$ 751
Unit issuance (in shares)	0		0		21,094,441
Partners' capital | Non-controlling Interest - Exchange LP Units
Changes in equity [abstract]
Beginning balance	$ 388		$ 393		$ 401
Opening balance (in shares)	5,738,152		6,086,026		6,464,819
Conversions	$ 4		$ 5		$ 8
Conversions (in shares)	290,349		347,874		378,793
Ending balance	$ 384		$ 388		$ 393
Ending balance (in shares)	5,447,803		5,738,152		6,086,026
Preferred Unitholders Capital
Changes in equity [abstract]
Beginning balance	$ 918		$ 918		$ 918
Opening balance (in shares)	43,901,312		43,901,312		43,901,312
Units repurchased and cancelled	$ (189)		$ 0		$ 0
Units repurchased and cancelled (in shares)	(9,978,527)		0		0
Ending balance	$ 729		$ 918		$ 918
Ending balance (in shares)	33,922,785		43,901,312		43,901,312

[1]	Refer to Note 28, Partnership Capital.
[2]	Refer to Note 28, Partnership Capital.
[3]	Refer to Note 28, Partnership Capital.
[4]	Refer to Note 7, Acquisition of Businesses